Business combinations - Narrative (Details) - USD ($) $ in Thousands		3 Months Ended		9 Months Ended
	Jan. 20, 2026	Sep. 30, 2026	Sep. 30, 2025	Sep. 30, 2026	Sep. 30, 2025	Apr. 02, 2026
365Talents
Disclosure of detailed information about business combination [line items]
Total purchase consideration	$ 60,814
Paid in cash	54,326
Cash holdback amount	2,688
Holdback payable	2,736
Contingent consideration	3,800
Maximum undiscounted amount	$ 5,100
Transactions cost		$ 93	$ 0	$ 977	$ 0
Revenue of acquiree since acquisition date				5,305
Net loss of acquiree since acquisition date				5,409
365Talents | Customer relationships
Disclosure of detailed information about business combination [line items]
Useful life	4 years
365Talents | Technology
Disclosure of detailed information about business combination [line items]
Useful life	5 years
365Talents | Trademarks
Disclosure of detailed information about business combination [line items]
Useful life	6 years
Zive GmbH ("Zive")
Disclosure of detailed information about business combination [line items]
Total purchase consideration						$ 7,067
Paid in cash						6,819
Cash holdback amount						248
Holdback payable						287
Additional consideration to be paid based on certain employment obligations						$ 1,000
Transactions cost		$ 251	$ 0	746	$ 0
Revenue of acquiree since acquisition date				135
Net loss of acquiree since acquisition date				476
Revenue				300
Net loss				$ 1,231
Zive GmbH ("Zive") | Technology
Disclosure of detailed information about business combination [line items]
Useful life	5 years